Investment In Unconsolidated Joint Venture	12 Months Ended
Dec. 31, 2012
Investment In Unconsolidated Joint Venture [Abstract]
Investment In Unconsolidated Joint Venture

NOTE F—INVESTMENT IN UNCONSOLIDATED JOINT VENTURE

The Company owns 50% of the membership interests of BSF/BR Augusta JV, LLC (the “JV”), which owns 100% of the membership interests of BSF/BR Augusta, LLC, a legal entity that was formed for the sole purpose of owning the real property known as The Estates at Perimeter. The Estates at Perimeter is a multifamily apartment community located in Augusta, Georgia. The property contains 240 garden-style apartment units contained in ten three-story residential buildings located on approximately 13 acres of land. The Company, through its subsidiaries, acquired its interest in the JV in September 2010 for $3,849,468. The carrying value of this investment is $2,581,789 and $2,981,691 as of December 31, 2012 and 2011, respectively. The following is the condensed consolidated financial information of this unconsolidated joint venture as of December 31, 2012 and 2011:

December 31,	2012	2011
Assets:
Real estate investment in an operating property.......................................................	$ 23,008,557	$ 23,572,631
Cash and cash equivalents.........................................................................................	194,398	284,506
Other assets.................................................................................................................	12,297	195,233

Total assets.................................................................................................................	$ 23,215,252	$ 24,052,370

Liabilities and members’ equity:
Mortgage payable.......................................................................................................	$ 17,896,524	$ 17,969,000
Accounts payable and other liabilities.......................................................................	155,151	119,989

Total liabilities.............................................................................................................	18,051,675	18,088,989
Members’ equity.........................................................................................................	5,163,577	5,963,381

Total liabilities and members’ equity.........................................................................	$ 23,215,252	$ 24,052,370

	Years ended December 31,
	2012	2011
Revenue...........................................................................................................................	$ 2,789,246	$ 2,681,509
Property Operating Expenses.......................................................................................	871,500	663,201
Insurance.......................................................................................................................	48,083	43,779
Taxes...............................................................................................................................	221,248	164,079
Interest Expense.............................................................................................................	774,973	773,378
Depreciation & Amortization...........................................................................................	781,965	950,309

Net Income.....................................................................................................................	$ 91,477	$ 86,763

Company share of income from unconsolidated joint venture activities.................	$ 45,739	$ 43,381

The JV follows GAAP and its accounting policies are similar to those of the Company. The Company shares in profits and losses of the JV in accordance with the JV operating agreement. The Company received cash distributions for the years ended December 31, 2012 and 2011 of $445,641 and $598,106 respectively.